Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Property, Plant and Equipment

16.  PROPERTY, PLANT AND EQUIPMENT

The following table sets forth the property, plant and equipment as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Classes of Property, Plant and Equipment, Gross	ThCh$	ThCh$
Property, Plant and Equipment, Gross	11,569,978,697	11,142,172,107
Construction in progress	3,099,937,769	2,404,299,833
Land	64,680,270	78,715,479
Buildings	629,754,211	655,780,937
Generation Plant and Equipment	6,435,310,747	6,300,566,056
Network infrastructure	1,188,201,802	1,488,114,938
Fixtures and fittings	131,402,242	194,179,535
Other property, plant, and equipment	20,691,656	20,515,329

	As of December 31,
	2022	2021
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThCh$	ThCh$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(4,997,624,703)	(5,031,483,346)
Buildings	(187,875,641)	(185,002,401)
Plant and equipment	(4,224,174,273)	(4,086,507,212)
Network infrastructure	(479,761,456)	(614,017,141)
Fixtures and fittings	(85,619,903)	(126,246,469)
Other property, plant, and equipment	(20,193,430)	(19,710,123)

	As of December 31,
	2022	2021
Classes of Property, Plant and Equipment, Net	ThCh$	ThCh$
Property, Plant and Equipment, Net	6,572,353,994	6,110,688,761
Construction in progress	3,099,937,769	2,404,299,833
Land	64,680,270	78,715,479
Buildings	441,878,570	470,778,536
Generation Plant and Equipment	2,211,136,474	2,214,058,844
Network infrastructure	708,440,346	874,097,797
Fixtures and fittings	45,782,339	67,933,066
Other property, plant, and equipment	498,226	805,206

The composition and movements of the property, plant and equipment accounts during the fiscal year ended December 31, 2022 and 2021, are as follows:

	Construction in progress	Land	Buildings, Net	Generation Plant and Equipment Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Movements in 2022	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2022	2,404,299,833	78,715,479	470,778,536	2,214,058,844	874,097,797	67,933,066	805,206	6,110,688,761
Increases other than from business combinations	1,010,059,037	—	(560,847)	925,250	1,752,776	145,616	—	1,012,321,832
Increases (decreases) from foreign currency translation differences	14,627,772	(84,493)	3,021,504	7,434,974	544,629	(300,948)	14,012	25,257,450
Depreciation (1)	—	—	(22,407,997)	(139,378,454)	(38,646,149)	(7,383,182)	(320,992)	(208,136,774)
Increases (decreases) from transfers and other movements	(229,013,784)	888,683	28,652,809	128,323,777	65,834,402	5,314,113	—	—
Increases (decreases) from transfers from construction in progress	(229,013,784)	888,683	28,652,809	128,323,777	65,834,402	5,314,113	—	—
Disposals and removals from service	(53,307,303)	-	—	(1,619,263)	(3,190,127)	—	—	(58,116,693)
Disposals	(369,837)	—	—	—	—	—	—	(369,837)
Removals (2)	(52,937,466)	—	—	(1,619,263)	(3,190,127)	—	—	(57,746,856)
Decreases to be classified as held for sale (3)	(69,519,016)	(16,388,131)	(40,708,934)	—	(192,857,093)	(19,167,093)	—	(338,640,267)
Other increases (decreases)	22,274,490	1,438,994	2,941,741	120,184	904,111	(1,153,320)	—	26,526,200
Argentine hyperinflationary economy	516,740	109,738	161,758	1,271,162	—	394,087	—	2,453,485
Total movements	695,637,936	(14,035,209)	(28,899,966)	(2,922,370)	(165,657,451)	(22,150,727)	(306,980)	461,665,233
Closing balance as of December 31, 2022	3,099,937,769	64,680,270	441,878,570	2,211,136,474	708,440,346	45,782,339	498,226	6,572,353,994

	Construction in progress	Land	Buildings, Net	Generation Plant and Equipment, Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Movements in 2021	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2021	1,567,685,720	78,366,909	418,161,416	2,120,471,695	794,179,988	53,452,462	1,178,282	5,033,496,472
Increases other than from business combinations	894,031,403	—	366,432	1,429,573	2,016,740	615,804	—	898,459,952
Increases (decreases) from foreign currency translation differences	167,710,277	118,312	62,905,635	174,366,572	9,145,223	268,274	162,162	414,676,455
Depreciation (1)	—	—	(20,084,630)	(128,647,891)	(38,770,418)	(6,725,834)	(535,238)	(194,764,011)
Impairment losses recognized in profit or loss for the period (4)	(28,773,082)	—	(4,262,649)	—	—	—	—	(33,035,731)
Increases (decreases) from transfers and other movements	(180,007,066)	167,714	17,268,849	32,926,796	109,860,379	19,783,328	—	—
Increases (decreases) from transfers from construction in progress	(180,007,066)	167,714	17,268,849	32,926,796	109,860,379	19,783,328	—	—
Disposals and removals from service	(230,675)	—	(577)	(1,464,759)	(895,689)	—	—	(2,591,700)
Disposals	(230,675)	—	(577)	(1,464,759)	(895,689)	—	—	(2,591,700)
Other increases (decreases)	(16,306,942)	(2,182)	(3,675,456)	14,194,951	(1,438,426)	223,672	—	(7,004,383)
Argentine hyperinflationary economy	190,198	64,726	99,516	781,907	—	315,360	—	1,451,707
Total movements	836,614,113	348,570	52,617,120	93,587,149	79,917,809	14,480,604	(373,076)	1,077,192,289
Closing balance as of December 31, 2021	2,404,299,833	78,715,479	470,778,536	2,214,058,844	874,097,797	67,933,066	805,206	6,110,688,761
(1)	See Note 31.
(2)	See clause v) in section c) other information, contained in this same Note.
(3)	See Note 5.
(4)	See clause iv) in section c) other information, contained in this same Note.

Additional information on property, plant and equipment, net

a)	Main Investments

The main additions to property, plant and equipment relate to investments in the Company’s networks and operating plants and new projects under construction. These investments totaled ThCh$3,099,937,769 and ThCh$2,404,299,833 as of December 31, 2022 and 2021, respectively.

In the distribution segment, the main investments are improvements in networks to optimize their operation, in order to enhance efficiency and quality of service level. The book value of these works in progress totaled ThCh$174,653,435 and ThCh$131,899,846 as of December 31, 2022 and 2021, respectively.

In the generation segment, investments include works towards the new capacity program. This includes:

(i)	Progress on the construction of the Los Cóndores Hydroelectric power plant, by Enel Generación Chile, which will use the resources from the Maule Lake and will have an installed capacity of approximately
150 MW. The carrying amount recorded in assets for this project was ThCh$919,548,128 and ThCh$790,358,312, as of December 31, 2022 and 2021, respectively.
(ii)	Progress on the Cerro Pabellón, Sol de Lila, Domeyko, Valle del Sol, Campos del Sol, Sierra Gorda Solar, El Manzano and La Cabaña projects, which together represent an installed capacity of approximately 1.35 GW, and which are being executed by Enel Green Power Chile. The carrying amount recorded in assets for this project was ThCh$1,801,784,315 and ThCh$1,092,094,271, as of December 31, 2022 and 2021, respectively.

Following the accounting criteria described in Note 3.a), only those investments made in the abovementioned generation projects qualify as assets suitable for capitalizing interest. As a whole, these projects represent cumulative cash disbursements in the amount of ThCh$2,233,139,570 and ThCh$1,675,012,361, as of December 31, 2022 and 2021 respectively.

b)	Capitalized cost

b.1) Capitalized financial expenses in work-in-progress

The capitalized cost for financial expenses amounted to ThCh$83,292,276 as of December 31, 2022, (ThCh$61,513,684 and ThCh$33,109,819 as of December 31, 2021 and 2020, respectively) (see Note 34). The average financing rate ranged between 5.93% and 6.17% as of December 31, 2022 (6.86% and 7.39% as of December 31, 2021).

The increase in interest capitalization evidenced during 2022 is mainly explained by an improved performance of non-conventional renewable energy projects and by a greater continuity in the performance of the Los Cóndores project. With respect to the Los Cóndores project, given the difficulties inherent to a project of this magnitude and the impacts related to COVID-19, which implied some suspensions in the execution of the project during the previous years, an update of the project schedule provided by Enel Generación Chile on July 27, 2020, estimates that it will be completed in the last quarter of 2023.

b.2) Capitalized personnel expenses in work-in-progress

The capitalized cost for personnel expenses directly related to constructions in progress was ThCh$44,569,685, ThCh$31,157,196 and ThCh$25,539,316 as of December 31, 2022, 2021 and 2020 respectively.

The increase in the capitalization of interest and personnel expenses in fiscal years 2022 and 2021 is mainly due to a improved performance of non-conventional renewable energy projects.

c)	Other information
(i)	As of December 31, 2022 and 2021, the Group maintained commitments to acquire tangible fixed assets in the amount of ThCh$36,236,061 and ThCh$119,301,305, respectively.
(ii)	As of December 31, 2022 and 2021, Enel Chile had no property, plant or equipment pledged as collateral for liabilities.
(iii)	The Group and its consolidated entities have insurance contracts with policies that cover any risk, earthquake and machinery breakdown up to a limit of €1,000 million (ThCh$909,243,650), and this coverage includes damages due to business disruption.

Additionally, the Group has civil liability insurance policies for third-party claims up to a limit of €400 million (ThCh$363,697,460) in case these claims are due to the rupture of any dams owned by the Company or its subsidiaries, as well as environmental civil liability to cover environmental damage claims up to €20 million (ThCh$18,184,873). The premiums associated with these policies are recorded proportionally to each company in the caption prepaid expenses.

(iv)	Decarbonization plan

Development during 2019:

On June 4, 2019, the Company’s subsidiaries Enel Generación Chile and Gasatacama Chile entered into an agreement by which both companies, in line with their own sustainability strategy and strategic plan, and the Ministry of Energy, regulated how they would proceed to progressively eliminate the Tarapacá, Bocamina I and Bocamina II coal-fired generation units (hereinafter, Tarapacá, Bocamina I and Bocamina II).

The agreement is subject to the condition precedent that the regulations on capacity transfers between generation companies go into force, which establishes, among other things, the essential conditions to ensure non-discriminatory treatment among the generators and to define the State of Strategic Reserve. By virtue of the above, Enel Generación Chile and Gasatacama Chile would formally and irrevocably agree to the final withdrawal of Bocamina I and Tarapacá, respectively, from the National Electricity System, establishing their deadlines on May 31, 2020 for Tarapacá, and December 31, 2023 for Bocamina I.

The Group stated its intention to accelerate the withdrawal of Tarapacá and Bocamina I, promoting the termination of their operations, all fully coordinated with the Authority. Within this context, on June 17, 2019, Gasatacama Chile submitted a request to the CNE to perform the final withdrawal, disconnection, and termination of operations of Tarapacá at an earlier date, i.e., by December 31, 2019.  On July 26, 2019, by Exempt Resolution No. 450 and in accordance with the provisions of article 72 -18 of the General Law of Electricity Services, the CNE authorized the final withdrawal, disconnection, and termination of operations of Tarapacá on December 31, 2019.

The management of the Tarapacá and Bocamina I assets will be carried out separately, and these assets will not form part of the Cash-Generating Unit formed by the rest of the plants owned by the Enel Generación Chile Group, whose economic management is performed in an integrated manner.

Due to the abovementioned and as a result of impairment testing on an individual basis, in 2019 the Group recognized impairment losses in the amount of ThCh$197,188,542 and ThCh$82,831,721 to adjust the carrying amount of the capitalized investment in Tarapacá and Bocamina I, respectively, to their recoverable amount. The resulting recoverable amount, after the recorded impairment, corresponds to the value of the lands held in Tarapacá and Bocamina I, in the amount of ThCh$1,613,803 and ThCh$ 6,362,581, respectively.

With respect to Bocamina II, Enel Generación Chile set a goal for its early withdrawal by December 31, 2040, at the latest. All of the above was subject to the authorization established in the General Law of Electricity Services. The financial effects would depend on the factors involved in the electricity market behavior, such as fuel prices, hydrological conditions, the growth of electricity demand, and international inflation indexes, which could not be determined at the close of 2019.

Notwithstanding the above, the useful lives of the Bocamina II assets were adjusted such that in any case, the depreciation would be calculated for any useful lives beyond December 31, 2040. This measure implied the recognition of a higher depreciation of ThCh$4,083,855 during 2019.

Development during 2020:

On May 27, 2020, the Board of Directors of Enel Generación Chile approved, subject to the corresponding CNE authorizations, the early withdrawal of Bocamina I and Bocamina II, establishing deadlines for such withdrawals on December 31, 2020, and May 31, 2022, respectively. The corresponding request was communicated to the CNE that same day.

This decision shows the Company’s commitment to fight against climate change and also considered the deep changes being experienced by the industry, including the constant and increasing penetration of renewable energies and the reduction in commodities prices, making gas-powered production more competitive, which would give greater flexibility to the system’s operations in comparison to coal-fired production.

On July 3, 2020, the CNE issued Exempt Resolution No. 237 authorizing the final withdrawal, disconnection, and termination of operations of Bocamina I on December 31, 2020.

Regarding Bocamina II, the Group also intended to accelerate its early closure, promoting the discontinuation of its operations in strict coordination with the Authority. In this context, on July 23, 2020, the CNE issued Exempt Resolution No. 266 authorizing the final withdrawal, disconnection, and termination of operations of Bocamina II as of May 31, 2022.

As occurred in 2019 with Tarapacá and Bocamina I, Bocamina II’s Management assets will be managed separately and, accordingly, these assets will not form part of the Cash-Generating Unit conforming of the rest of the plants owned by the Enel Generación Chile Group, whose economic Management continues to be carried out in a centralized manner.

Consequently, and as a result of impairment testing on an individual basis, in 2020 the Group recorded an impairment loss of ThCh$697,856,387 to adjust the carrying amount of the capitalized investment in Bocamina II to its recoverable value. Additionally, for this same reason, during fiscal year 2021 the Group recorded an additional impairment loss of ThCh$28,773,083. The resulting recoverable value, after the impairment recorded, corresponds to the value of the land associated with this plant, which as of December 31, 2020, was ThCh$2,014,684.

These situations have effects on deferred taxes, which are disclosed in Note 19.b.

Development during 2022:

On May 3, 2022, the National Energy Commission issued Exempt Resolution No. 325, which based on technical studies and system operation projections, ordered Enel Generación Chile S.A. (“Enel Generación”) to perform the final removal, disconnection, and termination of operations at the Bocamina II generation unit beginning on September 30, 2022, in accordance with article 72-18 of the General Law of Electricity Services.

(v)	The Company has undertaken an in-depth analysis of its project portfolio, as part of its strategy for decarbonization and to improve relations with local communities. It has considered the current conditions that are prevalent in its increasingly competitive market, with a growing investment in non-conventional renewable energies. As a result, at the end of 2022, the Group decided to abandon certain projects. This is the reason why Enel Generación Chile had to write off assets for ThCh$22,912,146, which were mainly associated with thermal and hydroelectric projects, including the “Quintero” and “Vallecito” projects. Likewise, Enel Green Power Chile had to write off ThCh$29,887,851 associated with a geothermal project called “El Tatio”, which was being developed in the Antofagasta region (See Note 32).
(vi)	As of September 2020, the Company’s subsidiary Empresa Nacional de Geotermia recorded an impairment of its works in progress of ThCh$378,993. Subsequently, its liquidation process began in December 2020, and was finalized during the second half of 2021.